SHARE-BASED COMPENSATION (Details 2) (2007 Plan, USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Awards Outstanding
Number outstanding (in shares)	11,306,527
Average Remaining Contractual Life	6 years 7 months 13 days
Aggregate Intrinsic Value	$ 134.4
Awards Exercisable
Number exercisable (in shares)	6,415,778
Average Remaining Contractual Life	4 years 11 months 12 days
Aggregate Intrinsic Value	81.0
Options
Awards Outstanding
Number outstanding (in shares)	4,968,744	6,019,392
Average Remaining Contractual Life	4 years 29 days
Aggregate Intrinsic Value	64.2
Awards Exercisable
Number exercisable (in shares)	4,870,619
Average Remaining Contractual Life	4 years 4 days
Aggregate Intrinsic Value	64.0
SARs
Awards Outstanding
Number outstanding (in shares)	2,431,714	1,612,664
Average Remaining Contractual Life	8 years 7 months 21 days
Awards Exercisable
Number exercisable (in shares)	595,848
Average Remaining Contractual Life	7 years 11 months 23 days
RSUs
Awards Outstanding
Number outstanding (in shares)	3,906,069	2,897,102
Average Remaining Contractual Life	8 years 7 months 6 days
Aggregate Intrinsic Value	70.2
Awards Exercisable
Number exercisable (in shares)	949,311
Average Remaining Contractual Life	7 years 10 months 6 days
Aggregate Intrinsic Value	17.0
$0.83 | Options
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 0.83
Awards Outstanding
Number outstanding (in shares)	455,000
Average Remaining Contractual Life	6 months
Aggregate Intrinsic Value	7.8
Awards Exercisable
Number exercisable (in shares)	455,000
Average Remaining Contractual Life	6 months
Aggregate Intrinsic Value	7.8
$2.16 | Options
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 2.16
Awards Outstanding
Number outstanding (in shares)	568,768
Average Remaining Contractual Life	1 year 6 months 22 days
Aggregate Intrinsic Value	9.0
Awards Exercisable
Number exercisable (in shares)	568,768
Average Remaining Contractual Life	1 year 6 months 22 days
Aggregate Intrinsic Value	9.0
$2.74 | Options
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 2.74
Awards Outstanding
Number outstanding (in shares)	501,300
Average Remaining Contractual Life	2 years 4 months 13 days
Aggregate Intrinsic Value	7.6
Awards Exercisable
Number exercisable (in shares)	501,300
Average Remaining Contractual Life	2 years 4 months 13 days
Aggregate Intrinsic Value	7.6
$3.40 | Options
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 3.40
Awards Outstanding
Number outstanding (in shares)	404,350
Average Remaining Contractual Life	3 years 1 month 2 days
Aggregate Intrinsic Value	5.9
Awards Exercisable
Number exercisable (in shares)	404,350
Average Remaining Contractual Life	3 years 1 month 2 days
Aggregate Intrinsic Value	5.9
$3.43 | Options
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 3.43
Awards Outstanding
Number outstanding (in shares)	212,820
Average Remaining Contractual Life	4 years 4 months 28 days
Aggregate Intrinsic Value	3.1
Awards Exercisable
Number exercisable (in shares)	212,820
Average Remaining Contractual Life	4 years 4 months 28 days
Aggregate Intrinsic Value	3.1
$3.51 | Options
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 3.51
Awards Outstanding
Number outstanding (in shares)	723,313
Average Remaining Contractual Life	4 years 10 months 10 days
Aggregate Intrinsic Value	10.5
Awards Exercisable
Number exercisable (in shares)	723,313
Average Remaining Contractual Life	4 years 10 months 10 days
Aggregate Intrinsic Value	10.5
$4.16 | Options
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 4.16
Awards Outstanding
Number outstanding (in shares)	674,858
Average Remaining Contractual Life	5 years 5 months 1 day
Aggregate Intrinsic Value	9.3
Awards Exercisable
Number exercisable (in shares)	671,733
Average Remaining Contractual Life	5 years 5 months 1 day
Aggregate Intrinsic Value	9.3
$8.77 | Options
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 8.77
Awards Outstanding
Number outstanding (in shares)	1,204,335
Average Remaining Contractual Life	5 years 10 months 6 days
Aggregate Intrinsic Value	11.0
Awards Exercisable
Number exercisable (in shares)	1,179,335
Average Remaining Contractual Life	5 years 10 months 6 days
Aggregate Intrinsic Value	$ 10.8
$25.00 | Options
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 25.00
Awards Outstanding
Number outstanding (in shares)	168,000
Average Remaining Contractual Life	6 years 4 months 24 days
Awards Exercisable
Number exercisable (in shares)	147,000
Average Remaining Contractual Life	6 years 4 months 24 days
$27.74 | Options
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 27.74
Awards Outstanding
Number outstanding (in shares)	28,000
Average Remaining Contractual Life	8 years 4 months 21 days
Awards Exercisable
Number exercisable (in shares)	7,000
Average Remaining Contractual Life	8 years 4 months 21 days
$33.09 | Options
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 33.09
Awards Outstanding
Number outstanding (in shares)	28,000
Average Remaining Contractual Life	9 years 4 months 24 days
$33.09 | SARs
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 33.09
Awards Outstanding
Number outstanding (in shares)	180,000
Average Remaining Contractual Life	9 years 4 months 24 days
$16.95 | SARs
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 16.95
Awards Outstanding
Number outstanding (in shares)	9,374
Average Remaining Contractual Life	6 years 11 months 19 days
Awards Exercisable
Number exercisable (in shares)	7,031
Average Remaining Contractual Life	6 years 11 months 19 days
$18.44 | SARs
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 18.44
$19.00 | SARs
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 19.00
Awards Outstanding
Number outstanding (in shares)	302,500
Average Remaining Contractual Life	7 years 6 months 26 days
Awards Exercisable
Number exercisable (in shares)	118,125
Average Remaining Contractual Life	7 years 6 months 26 days
$20.99 | SARs
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 20.99
Awards Outstanding
Number outstanding (in shares)	78,590
Average Remaining Contractual Life	6 years 11 months 1 day
Awards Exercisable
Number exercisable (in shares)	55,379
Average Remaining Contractual Life	6 years 11 months 1 day
$21.05 | SARs
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 21.05
Awards Outstanding
Number outstanding (in shares)	368,750
Average Remaining Contractual Life	7 years 10 months 17 days
Awards Exercisable
Number exercisable (in shares)	168,750
Average Remaining Contractual Life	7 years 10 months 17 days
$23.19 | SARs
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 23.19
Awards Outstanding
Number outstanding (in shares)	20,000
Average Remaining Contractual Life	7 years 2 months 5 days
Awards Exercisable
Number exercisable (in shares)	13,750
Average Remaining Contractual Life	7 years 2 months 5 days
$23.21 | SARs
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 23.21
Awards Outstanding
Number outstanding (in shares)	150,000
Average Remaining Contractual Life	9 years 10 months 17 days
$23.29 | SARs
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 23.29
Awards Outstanding
Number outstanding (in shares)	37,500
Average Remaining Contractual Life	7 years 10 months 17 days
Awards Exercisable
Number exercisable (in shares)	9,375
Average Remaining Contractual Life	7 years 10 months 17 days
$29.94 | SARs
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 29.94
Awards Outstanding
Number outstanding (in shares)	550,000
Average Remaining Contractual Life	9 years 6 months 18 days
$30.08 | SARs
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 30.08
$32.85 | SARs
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 32.85
Awards Outstanding
Number outstanding (in shares)	600,000
Average Remaining Contractual Life	8 years 6 months 26 days
Awards Exercisable
Number exercisable (in shares)	187,500
Average Remaining Contractual Life	8 years 6 months 26 days
38.99 | SARs
SHARE-BASED COMPENSATION
Exercise Price (in dollars per share)	$ 38.99
Awards Outstanding
Number outstanding (in shares)	135,000
Average Remaining Contractual Life	8 years 10 months 17 days
Awards Exercisable
Number exercisable (in shares)	35,938
Average Remaining Contractual Life	8 years 10 months 17 days